Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property plant and equipment
	December 31, 2020	December 31, 2021

Electronic equipment	$821	$910
Office equipment and furniture	77	78
Leasehold improvement	110	85
	1,008	1,073
Less: accumulated depreciation	(757)	(831)
	$251	$242